Subsequent Events (Details) - USD ($)		12 Months Ended
	Jan. 01, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Subsequent Events
Contributions		$ 19,751,210	$ 7,442,700	$ 28,057,907
Redemptions		$ 71,202,429	$ 169,739,371	$ 193,063,119
Subsequent Event
Subsequent Events
Contributions	$ 3,028,000
Redemptions	$ 6,918,000